Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2023	Dec. 31, 2022
Operating activities:
Net income (loss)	$ (9,001,202)	$ (5,331,297)	$ 4,585,631	$ 4,970,863	$ 18,296,002
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	352,127	998,616	858,992	1,497,749	1,613,402
Accretion of asset retirement obligations	11,062	73,531	608,634		1,575,296
Equity-based compensation	3,445,965	1,189,968			6,394
Deferred income tax benefit	(2,365,632)	(1,549,054)
Amortization of operating lease right-of-use assets			(536)		(329)
Amortization of debt issuance costs	1,191,553	1,474,756	2,224		3,676
Gain on extinguishment of liabilities	(3,268,581)	(1,720,000)
Change in fair value of unsettled derivatives	(443,349)	1,682,123	(1,061,698)		(2,185,000)
Change in fair value of warrant liability	(187,704)	346,888
Change in fair value of forward purchase agreement	(3,268,581)	325,472
Change in other property, plant, and equipment, net			83,004
(Gain) loss on sale of assets
Changes in operating assets and liabilities:
Accounts receivable	1,793,055	116,423	707,780		(243,940)
Prepaid expenses and other assets	(258,431)	(55,482)	67,508		(132,809)
Related party note receivable interest income			(174,251)
Accounts payable		1,857,983	(133,994)
Accrued liabilities and other	7,953,598	1,606,641	(26,622)		148,143
Accrued liabilities	1,251,677				1,707,701
Royalties payable	(313,381)	1,019,305	78,299		10,248
Royalties payable – related party	323,717	214,394			(2,147,652)
Net cash provided by operating activities	484,474	2,250,267	5,594,971		18,651,132
Investing activities:
Development of crude oil and gas properties	(238,499)	(1,192,769)	(4,360,627)		(16,891,856)
Change in other property, plant, and equipment, net		(20,000)
Acquisition of business, net of cash acquired	(30,827,804)
Trust Account withdrawals	49,362,479
Issuance of related party note receivable			(190,997)		(3,809,003)
Net cash used in investing activities	18,296,176	(1,212,769)	(4,551,624)		(20,700,859)
Financing activities:
Proceeds from issuance of long-term debt	28,000,000				8,000,000
Payment of debt issuance costs	(808,992)				(3,000,000)
Repayments of long-term debt	(319,297)	(1,891,454)	(500,000)
Proceeds from related party notes payable		450,000
Member distributions					(2,000,000)
Repayment of related party notes payable		(37,750)
Redemptions of common stock	(44,737,839)
Net cash used in financing activities	(17,866,128)	(1,479,204)	(500,000)		3,000,000
Net change in cash and cash equivalents	914,522	(441,706)	543,347		950,273
Cash and cash equivalents at beginning of period	2,590,932	3,505,454	2,016,315	2,016,315	1,066,042
Cash and cash equivalents at end of period	3,505,454	3,063,748	2,559,662	2,590,932	2,016,315
Cash paid during the period for:
Interest on debt	370,625	2,393,838	943,002		847,968
Income taxes	154,000
Supplemental disclosure of non-cash investing and financing activities:
Debt discount related to warrants issued with Private Notes Payable		409,834
Amounts included in the measurement of operating lease liabilities			38,902		151,655
Operating lease assets obtained in exchange for operating lease obligations					46,528
Impact to right-of-use assets and lease liabilities due to lease modification					50,921
Accrued purchases of property and equipment at period end	141,481	2,347,526	45,087		663,954
Previously Reported
Operating activities:
Net income (loss)				4,970,863
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense				1,497,749
Accretion of asset retirement obligations				843,865
Equity-based compensation
Deferred income tax benefit
Amortization of operating lease right-of-use assets				(403)
Amortization of debt issuance costs				3,890
Change in fair value of unsettled derivatives				(1,215,693)
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net				83,004
(Gain) loss on sale of assets				816,011
Changes in operating assets and liabilities:
Accounts receivable				(921,945)
Prepaid expenses and other assets				26,833
Related party note receivable interest income				(313,401)
Accrued liabilities and other				1,480,138
Accrued liabilities				753,595
Royalties payable				157,991
Royalties payable – related party				8,066
Net cash provided by operating activities				8,190,563
Investing activities:
Development of crude oil and gas properties				(6,769,557)
Acquisition of business, net of cash acquired
Trust Account withdrawals
Issuance of related party note receivable				(190,998)
Net cash used in investing activities				(6,960,555)
Financing activities:
Proceeds from issuance of long-term debt
Payment of debt issuance costs
Repayments of long-term debt				(3,000,000)
Member distributions
Repayment of related party notes payable
Redemptions of common stock
Net cash used in financing activities				(3,000,000)
Net change in cash and cash equivalents				(1,769,992)
Cash and cash equivalents at beginning of period	246,323	$ 3,505,454	$ 2,016,315	2,016,315
Cash and cash equivalents at end of period	$ 3,505,454			246,323	$ 2,016,315
Cash paid during the period for:
Interest on debt				2,002,067
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Amounts included in the measurement of operating lease liabilities				56,625
Operating lease assets obtained in exchange for operating lease obligations
Impact to right-of-use assets and lease liabilities due to lease modification
Accrued purchases of property and equipment at period end				$ 256,237